Statements of Member's Equity (Deficit) (USD $) In Thousands	Total	Sabine Pass LNG-LP, LLC [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Member's equity, beginning of period at Jun. 24, 2010
Net loss	$ (9,869)	$ (9,869)	$ 0
Member's equity, end of period at Dec. 31, 2010	(9,869)	(9,869)	0
Contributions from Cheniere Partners	0
Net loss	(36,511)	(36,511)	0
Member's equity, end of period at Dec. 31, 2011	(46,380)	(46,380)	0
Contributions from Cheniere Partners	1,623,849	1,623,849	0
Non-Cash Contributions from Cheniere Partners	2,167	2,167	0
Interest rate cash flow hedges	(27,240)	0	(27,240)
Net loss	(85,157)	(85,157)	0
Member's equity, end of period at Dec. 31, 2012	1,467,239	1,494,479	(27,240)
Contributions from Cheniere Partners	338,276	338,276	0
Interest rate cash flow hedges	27,240	0	27,240
Net loss	(194,490)	(194,490)	0
Member's equity, end of period at Dec. 31, 2013	1,638,265	1,638,265	0
Contributions from Cheniere Partners	9,715	9,715	0
Non-cash contributions to limited partner	(745)	(745)	0
Net loss	(273,317)	(273,317)	0
Member's equity, end of period at Jun. 30, 2014	$ 1,373,918	$ 1,373,918	$ 0